Acquisitions Of Subsidiaries - Summary of Goodwill Arising on Acquisition (Detail) - USD ($) $ in Thousands	Apr. 30, 2023	Aug. 03, 2020
Disclosure Of Goodwill Arising On Acquisition [Abstract]
Consideration transferred	$ 266,647	$ 11,725
Plus: non-controlling interests (49% in PolicyPal)	4,651	4,002
Less: net assets acquired	$ (175,085)	(8,161)
Goodwill arising on acquisition		$ 7,566